SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
Less than 1 year	$ 91,938	$ 116,796
More than 1 year		96,484
Total undiscounted lease payments	91,938	213,280
Less: discount	(2,168)	(10,809)
Total	$ 89,770	$ 202,471